Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Other non-current assets	$ 1,988	$ 169
Derivative financial instruments - non-current portion		1,136
Tangible fixed assets	1,477,458	1,677,771
Right-of-use assets	126,549	93,325
Total non-current assets	1,605,995	1,772,401
Current assets
Trade and other receivables	24,444	11,185
Due from related parties	15,295
Inventories	2,912	2,894
Prepayments and other current assets	5,706	3,392
Derivative financial instruments - current portion		2,440
Short-term cash deposits		25,000
Cash and cash equivalents	11,887	198,122
Total current assets	60,244	243,033
Total assets	1,666,239	2,015,434
Partners' equity
Common unitholders (51,687,865 units issued and outstanding as of December 31, 2022 and 16,036,602 units issued and outstanding as of December 31, 2023	1,235,671	668,953
General partner (1,080,263 units issued and outstanding as of December 31, 2022 and December 31, 2023)	4,676	12,608
Preference unitholders (5,084,984 Series A Preference Units, 3,496,382 Series B Preference Units and 3,061,045 Series C Preference Units issued and outstanding as of December 31, 2022 and December 31, 2023)	280,069	279,349
Total partners' equity	1,520,416	960,910
Current liabilities
Trade accounts payable	9,330	9,300
Due to related parties		2,873
Other payables and accruals	42,188	57,266
Borrowings-current portion		90,358
Lease liabilities-current portion	28,831	17,433
Total current liabilities	80,349	177,230
Non-current liabilities
Borrowings-non-current portion		831,588
Lease liabilities-non-current portion	65,077	45,136
Other non-current liabilities	397	570
Total non-current liabilities	65,474	877,294
Total partners' equity and liabilities	$ 1,666,239	$ 2,015,434